Quarterly Report
July 31, 2023
MFS®  Lifetime®  2035 Fund
L35-Q1

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 31.0%
MFS Emerging Markets Debt Fund - Class R6	1,311,008	$15,391,233
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,761,843	10,218,687
MFS Global Opportunistic Bond Fund - Class R6	2,658,652	20,976,769
MFS Government Securities Fund - Class R6	3,307,209	28,541,213
MFS High Income Fund - Class R6	6,855,622	20,429,753
MFS Inflation-Adjusted Bond Fund - Class R6	3,371,969	31,055,841
MFS Total Return Bond Fund - Class R6	3,455,700	32,449,022
		$159,062,518
International Stock Funds – 16.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	87,890	$1,146,089
MFS Blended Research International Equity Fund - Class R6	2,975,935	36,484,958
MFS Emerging Markets Equity Fund - Class R6	33,939	1,145,455
MFS International Growth Fund - Class R6	239,669	9,951,051
MFS International Intrinsic Value Fund - Class R6	241,196	9,944,487
MFS International New Discovery Fund - Class R6	229,229	7,383,466
MFS Research International Fund - Class R6	742,706	16,450,938
		$82,506,444
Specialty Funds – 6.9%
MFS Commodity Strategy Fund - Class R6	4,811,003	$17,752,600
MFS Global Real Estate Fund - Class R6	1,063,012	17,454,659
		$35,207,259
U.S. Stock Funds – 45.9%
MFS Blended Research Core Equity Fund - Class R6	728,774	$22,883,495
MFS Blended Research Growth Equity Fund - Class R6	1,252,293	22,967,055
MFS Blended Research Mid Cap Equity Fund - Class R6	3,160,794	40,300,122
MFS Blended Research Small Cap Equity Fund - Class R6	604,666	8,882,542
MFS Blended Research Value Equity Fund - Class R6	1,545,970	22,895,811
MFS Growth Fund - Class R6	134,520	22,779,654
MFS Mid Cap Growth Fund - Class R6 (a)	722,954	19,989,670
MFS Mid Cap Value Fund - Class R6	651,655	20,057,959
MFS New Discovery Fund - Class R6	149,352	4,393,929
MFS New Discovery Value Fund - Class R6	240,342	4,362,212
MFS Research Fund - Class R6	421,701	22,826,688
MFS Value Fund - Class R6	462,623	22,798,082
		$235,137,219
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 5.25% (v)	410,142	$410,142
Total Investment Companies		$512,323,582

Other Assets, Less Liabilities – 0.0%		71,182
Net Assets – 100.0%		$512,394,764
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $512,323,582.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$512,323,582	$—	$—	$512,323,582
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$20,933,184	$229,916	$840,114	$16,153	$2,544,356	$22,883,495
MFS Blended Research Emerging Markets Equity Fund	1,131,106	3,941	59,511	4,306	66,247	1,146,089
MFS Blended Research Growth Equity Fund	20,923,361	226,387	1,565,002	204,437	3,177,872	22,967,055
MFS Blended Research International Equity Fund	33,480,954	1,973,983	124,533	1,459	1,153,095	36,484,958
MFS Blended Research Mid Cap Equity Fund	36,814,562	1,814,720	2,109,770	133,394	3,647,216	40,300,122
MFS Blended Research Small Cap Equity Fund	8,056,788	362,884	619,334	37,846	1,044,358	8,882,542
MFS Blended Research Value Equity Fund	20,856,626	898,637	359,771	12,756	1,487,563	22,895,811
MFS Commodity Strategy Fund	16,024,683	1,307,457	144,310	(42,552)	607,322	17,752,600
MFS Emerging Markets Debt Fund	14,018,435	1,143,015	23,890	(6,624)	260,297	15,391,233
MFS Emerging Markets Debt Local Currency Fund	9,337,763	602,542	37,543	(5,598)	321,523	10,218,687
MFS Emerging Markets Equity Fund	1,136,619	5,673	78,242	11,139	70,266	1,145,455
MFS Global Opportunistic Bond Fund	18,737,685	2,406,901	13,980	(2,658)	(151,179)	20,976,769
MFS Global Real Estate Fund	16,348,531	957,011	151,506	1,074	299,549	17,454,659
MFS Government Securities Fund	23,917,217	5,389,134	7,588	(1,090)	(756,460)	28,541,213
MFS Growth Fund	21,010,721	129,356	958,987	142,231	2,456,333	22,779,654
MFS High Income Fund	18,647,015	1,784,967	14,700	(2,155)	14,626	20,429,753
MFS Inflation-Adjusted Bond Fund	28,016,468	4,132,584	48,294	(8,351)	(1,036,566)	31,055,841
MFS Institutional Money Market Portfolio	405,291	1,894,838	1,889,974	47	(60)	410,142
MFS International Growth Fund	9,261,015	471,908	54,140	5,138	267,130	9,951,051
MFS International Intrinsic Value Fund	9,229,352	464,333	38,466	(128)	289,396	9,944,487
MFS International New Discovery Fund	6,944,688	311,489	40,082	724	166,647	7,383,466
MFS Mid Cap Growth Fund	18,432,674	559,917	476,525	26,670	1,446,934	19,989,670
MFS Mid Cap Value Fund	18,530,981	881,957	844,660	53,076	1,436,605	20,057,959
MFS New Discovery Fund	4,033,999	201,960	176,831	(4,815)	339,616	4,393,929
MFS New Discovery Value Fund	4,037,581	201,688	183,951	4,671	302,223	4,362,212
MFS Research Fund	20,972,227	198,691	342,451	10,183	1,988,038	22,826,688
MFS Research International Fund	15,087,510	1,120,416	42,311	342	284,981	16,450,938
MFS Total Return Bond Fund	28,334,754	4,622,818	9,486	(1,815)	(497,249)	32,449,022
MFS Value Fund	20,820,185	1,255,001	169,239	194	891,941	22,798,082
	$465,481,975	$35,554,124	$11,425,191	$590,054	$22,122,620	$512,323,582
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	204,574	—
MFS Emerging Markets Debt Local Currency Fund	111,372	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	92,562	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	220,587	—
MFS Growth Fund	—	60,792
MFS High Income Fund	299,557	—
MFS Inflation-Adjusted Bond Fund	402,730	—
MFS Institutional Money Market Portfolio	4,947	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	59,749	10,066
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	313,269	—
MFS Value Fund	98,107	—
	$1,807,454	$70,858
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